Condensed Parent Company Only Financial Statements - Summary of Condensed Balance Sheets (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2003
Assets:
Cash	$ 21,779	$ 46,926
Total assets	891,486	903,154
Liabilities and equity Liabilities
Dividend payable - common	288	287
Subordinated debentures	10,310	10,310			$ 10,310
Total liabilities	805,058	815,524
Equity:
Preferred stock
Common stock	80	79
Additional paid-capital	58,660	58,604
Retained earnings	49,035	47,124
Treasury stock	(15,347)	(13,471)
Unearned ESOP shares	(6,548)	(7,180)
Accumulated other comprehensive income	548	2,474
Total stockholders' equity	86,428	87,630	$ 98,402	$ 95,717
Total liabilities and equity	891,486	903,154
HopFed [Member]
Assets:
Cash	1,084	2,087
Investment in subsidiary	95,242	95,804
Prepaid expenses and other assets	804	490
Total assets	97,130	98,381
Liabilities and equity Liabilities
Dividend payable - common	288	287
Interest payable	101	89
Other liabilities	3	65
Subordinated debentures	10,310	10,310
Total liabilities	10,702	10,751
Equity:
Preferred stock
Common stock	80	79
Additional paid-capital	58,660	58,604
Retained earnings	49,035	47,124
Treasury stock	(15,347)	(13,471)
Unearned ESOP shares	(6,548)	(7,180)
Accumulated other comprehensive income	548	2,474
Total stockholders' equity	86,428	87,630
Total liabilities and equity	$ 97,130	$ 98,381